Share-Based Payments - Schedule of Breakdown of the Closing Balance BCE4 (Detail) - BCE 4 [member]	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	2,691	2,691
Exercisable	2,691
Exercise price 65 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	2,691
Exercisable	2,691